Note 7 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost	$ 879	$ 1,666
Gross unrealized gains	3	2
Gross unrealized losses	0	(2)
Fair value	882	1,666
Government National Mortgage Association (GNMA) [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Amortized cost	846	1,631
Gross unrealized gains	2	1
Gross unrealized losses	0	(2)
Fair value	848	1,630
Federal National Mortgage Association (FNMA) [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Amortized cost	33	35
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	$ 34	$ 36